NEW PERSPECTIVE FUND, INC.
                           333 South Hope Street
                       Los Angeles, California 90071
                         Telephone  (213) 486-9200



December 5, 2001

Document Control

Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE: NEW PERSPECTIVE FUND, INC.
    FILE NOS.  2-47749 AND 811-2333

Dear Sir or Madam:

Pursuant to Reg.230.497(j) under the Securities Act of 1933 (the "Act"), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on November 30, 2001 of the Registrant's Post-Effective Amendment No. 54 under the Act and Amendment No. 37 under the Investment Company Act of 1940.

Sincerely,
/s/ Vincent P. Corti
Vincent P. Corti

Attachment

cc: Bric Barrientos